Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026		May 31, 2026	May 31, 2026	May 31, 2026
C000142693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Average Annual Return, Percent		14.43%	[1]	18.85%	20.63%	9.32%
C000142692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		20.48%	[2]	25.31%	22.14%	10.18%
C000142691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Average Annual Return, Percent		18.92%	[3]	23.14%	20.96%	9.08%
C000142690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Average Annual Return, Percent		13.81%	[4]	18.12%	20.47%	9.30%
Without Sales Load [Member] | C000142693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		20.45%	[1]	25.11%	21.88%	9.94%
Without Sales Load [Member] | C000142691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		19.92%	[3]	24.14%	20.96%	9.08%
Without Sales Load [Member] | C000142690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		20.43%	[4]	24.99%	21.84%	9.92%
Morningstar Energy Limited Partnership Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average
Average Annual Return, Percent	[5]	18.39%	[4]	23.05%	20.32%	9.52%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Average Annual Return, Percent	[6]	16.61%	[4]	24.63%	21.74%	9.75%
Cushing MLP Premier Tiered Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Average Annual Return, Percent	[7]	22.16%	[4]	26.27%	21.61%	9.21%
Alerian Midstream Energy Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent	[8]	22.16%	[4]	26.27%	21.61%	12.88%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent	[9]	11.18%	[4]	29.45%	12.92%	15.12%

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[6]	The Alerian MLP Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
[7]	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
[8]	The Alerian Midstream Energy Select Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
[9]	The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.